Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 25,881	¥ 23,249	¥ 19,384